Loans, Allowance for Loan Losses and Credit Quality - Summary of Risk Category of Loans By Class of Loans (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 971,258	$ 889,150	$ 582,549
Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	141,932	131,657	115,005
Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	636,600	577,268	403,053
Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	100,928	83,663	58,372
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	16,798	13,962	6,113
Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans			6
Factored Commercial Receivables [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	75,000	82,600
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	956,047	872,045	568,887
Pass [Member] | Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	140,040	129,314	111,828
Pass [Member] | Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	625,335	565,992	392,568
Pass [Member] | Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	100,413	82,552	58,372
Pass [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	16,099	13,192	6,113
Pass [Member] | Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans			6
Pass [Member] | Factored Commercial Receivables [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	74,160	80,995
OAEM [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,889	5,511	5,086
OAEM [Member] | Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	212	1,159	1,257
OAEM [Member] | Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,837	4,057	3,829
OAEM [Member] | Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		94
OAEM [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		201
OAEM [Member] | Factored Commercial Receivables [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	840
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,839	4,718	5,205
Substandard [Member] | Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,680	1,184	1,893
Substandard [Member] | Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,212	2,803	3,312
Substandard [Member] | Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	334	254
Substandard [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	613	477
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,483	6,876	3,371
Doubtful [Member] | Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans			27
Doubtful [Member] | Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,216	4,416	$ 3,344
Doubtful [Member] | Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	181	763
Doubtful [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 86	92
Doubtful [Member] | Factored Commercial Receivables [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		$ 1,605